GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 97.5%	Value
	Oil & Gas - Exploration & Production: 19.0%
11,543	Canadian Natural Resources Ltd.	383,245
4,532	ConocoPhillips	477,129
93,640	Deltic Energy PLC*	6,572
7,522	Devon Energy Corp.	294,261
2,159	Diamondback Energy Inc.	372,212
2,075	Diversified Energy Co PLC	23,412
213,942	EnQuest PLC*	29,573
3,064	EOG Resources Inc.	376,658
127,428	Pharos Energy PLC	39,522
5,221,570	Reabold Resources PLC*	4,363
		2,006,947
	Oil & Gas - Field Services: 9.4%
6,850	Baker Hughes Company	247,627
10,311	Halliburton Company	299,535
10,261	Helix Energy Solutions Group, Inc.*	113,897
7,973	Schlumberger Ltd.	334,467
		995,526
	Oil & Gas - Integrated: 56.7%
88,370	BP PLC	462,744
19,719	Cenovus Energy Inc.	329,755
3,913	Chevron Corp.	576,268
23,912	Eni SpA	364,183
13,698	Equinor ASA	346,141
5,470	Exxon Mobil Corp.	641,193
20,097	Galp Energia Sgps Sa	375,832
6,495	Imperial Oil Ltd.	456,880
6,671	OMV AG	284,855
298,000	PetroChina Co., Ltd. - H Shares	243,048
25,436	Repsol SA	335,380
17,576	Shell PLC	578,431
11,293	Suncor Energy, Inc.	416,772
8,828	Total Energies SE	574,873
		5,986,355
	Oil & Gas - Pipelines and Transportation: 6.6%
8,598	Enbridge Inc.	349,165
15,411	Kinder Morgan Inc.	340,429
		689,594

GUINNESS ATKINSON GLOBAL ENERGY FUND

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 97.5%	Value
	Oil Refining & Marketing: 5.8%
300,000	China Petroleum & Chemical	$186,790
3,157	Valero Energy, Corp.	426,290
		613,080

	Total Common Stocks	10,291,502
	(cost $11,970,793)

	Total Investments in Securities	10,291,502
	(cost $11,970,793): 97.51%

	Other Assets less Liabilities: 2.49%	262,430

	Net Assets: 100.0%	$10,553,932

*	Non-income producing security.

PLC - Public Limited Company